Share capital (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Capital structure [Abstract]
Balance, beginning of period	SFr 116,839	SFr 142,380
Balance, end of period	SFr 177,623	SFr 116,839
Common Shares [Member]
Capital structure [Abstract]
Balance, beginning of period (in shares)	57,355,188	56,773,392
Issuance of shares - incentive plans (in shares)	207,145	581,796
Issuance of shares - Public Offering (net of transaction costs) (in shares)	10,000,000
Balance, end of period (in shares)	67,562,333	57,355,188
Nominal value per share (in CHF per share)	SFr 0.02
Share Capital [Member]
Capital structure [Abstract]
Balance, beginning of period	SFr 1,147	SFr 1,135
Issuance of Shares - Incentive Plans	4	12
Issuance of Shares - Public Offering (net of transaction costs)	200
Balance, end of period	1,351	1,147
Share Premium [Member]
Capital structure [Abstract]
Balance, beginning of period	188,299	188,166
Issuance of Shares - Incentive Plans	537	133
Issuance of Shares - Public Offering (net of transaction costs)	109,313
Balance, end of period	SFr 298,149	SFr 188,299